Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Favorable lease terms	$ (15,861)	$ (18,716)	$ (23,287)
Acceleration of favorable lease terms	(20,526)	0	(22,063)
Total	$ (36,387)	$ (18,716)	$ (45,350)